Rule 497(e)
                                                                       333-62662




                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                         THE AMERICAN SEPARATE ACCOUNT 5

                         SUPPLEMENT DATED July 15, 2004
                                       TO
                          PROSPECTUS DATED MAY 3, 2004


The following supplements certain information contained in your prospectus for The American Life Insurance Company of New York variable annuity contract:

1. Effective July 15, 2004, the Small Cap Growth Portfolio of Credit Suisse Trust is available as an Investment Portfolio under The American Life Insurance Company of New York variable annuity contract.

The following replaces the "Underlying Investment Portfolios" section of the prospectus:

                        UNDERLYING INVESTMENT PORTFOLIOS

AIM V.I. Growth Fund Series

AIM V.I. High Yield Fund Series I

AIM V.I. Real Estate Fund Series I

American Century VP Income & Growth Fund

American Century VP International Fund

American Century VP Ultra(R) Fund

American Century VP Value Fund

American Century VP Vista(SM) Fund

Choice VIT Market Neutral Fund

Credit Suisse Trust - Emerging Markets Portfolio

Credit Suisse Trust - Global Post-Venture Capital Portfolio

Credit Suisse Trust - International Focus Portfolio

Credit Suisse Trust - Large Cap Value Portfolio

Credit Suisse Trust - Small Cap Growth Portfolio

Credit Suisse Trust - Small Cap Value Portfolio

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Credit Suisse Trust - Blue Chip Portfolio

Credit Suisse Trust - Mid Cap Growth Portfolio

Delaware VIP Balanced Series (Service Class)

Delaware VIP Emerging Markets Series (Service Class)

Delaware VIP Growth Opportunities Series (Service Class)

Delaware VIP High Yield Series (Service Class)

Delaware VIP International Value Equity Series (Service Class)

Delaware VIP Large Cap Value Series (Service Class)

Delaware VIP REIT Series (Service Class)

Delaware VIP Select Growth Series (Service Class)

Delaware VIP Small Cap Value Series (Service Class)

Delaware VIP Trend Series(Service Class)

Delaware VIP U.S. Growth Series (Service Class)

INVESCO VIF - Core Equity Fund - Series I Shares

INVESCO VIF - Dynamics Fund

INVESCO VIF - Financial Services Fund - Series I Shares

INVESCO VIF - Health Sciences Fund - Series I Shares

INVESCO VIF - Small Company Growth Fund

INVESCO VIF - Technology Fund - Series I Shares

INVESCO VIF - Total Return Fund

INVESCO VIF - Utilities Fund

Navellier Variable Insurance Series Fund, Inc. - Growth (Closed to new money)

PIMCO VIT - Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO VIT - High Yield Portfolio (Administrative Class)

PIMCO VIT - Long-Term U.S. Government Portfolio (Administrative Class)

PIMCO VIT - Low Duration Portfolio (Administrative Class)

PIMCO VIT - Money Market Portfolio (Administrative Class)

PIMCO VIT - Real Return Portfolio (Administrative Class)

PIMCO VIT - Short-Term Portfolio (Administrative Class)

PIMCO VIT - StocksPLUS Growth and Income Portfolio (Administrative Class)

PIMCO VIT Total Return Portfolio

PIMCO VIT Total Return II Portfolio

Pioneer Equity Income VCT Portfolio (Class II Shares)

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Pioneer Europe VCT Portfolio (Class II Shares)

Pioneer Fund VCT Portfolio (Class II Shares) Income Portfolio

Pioneer High Yield VCT Portfolio (Class II Shares)

Pioneer Mid Cap Value VCT Portfolio (Class II Shares)

Pioneer Small Cap Value VCT Portfolio (Class II Shares) Equity Portfolio

Pioneer Real Estate Shares VCT Portfolio (Class II Shares)

Royce Capital Fund Micro-Cap Portfolio

Royce Capital Fund Small-Cap Portfolio

Rydex Juno Fund

Rydex Medius Fund

Rydex Mekros Fund

Rydex Nova Fund

Rydex OTC Fund

Rydex Sector Rotation Fund

Rydex Ursa Fund

Rydex U.S. Government Bond Fund

Rydex U.S. Government Money Market Fund

Rydex Arktos Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Consumer Products Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Financial Services Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dynamic Dow 30 Fund

Rydex Inverse Mid-Cap Fund

Rydex Inverse Small-Cap Fund

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Rydex Large-Cap Europe Fund

Rydex Large-Cap Japan Fund

Rydex Large-Cap Growth Fund

Rydex Large-Cap Value Fund

Rydex Leisure Fund

Rydex Long Dynamic Dow 30 Fund

Rydex Mid-Cap Growth Fund

Rydex Mid-Cap Value Fund

Rydex Precious Metals Fund

Rydex Real Estate Sector Fund

Rydex Retailing Fund

Rydex Small-Cap Growth Fund

Rydex Small-Cap Value Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Titan 500 Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Velocity 100 Fund

SAFECO Resource Series Trust Core Equity Portfolio

SAFECO Resource Series Trust - Growth Opportunities Portfolio

SAFECO Resource Series Trust - Multi-Cap Portfolio

SAFECO Resource Series Trust - Bond Portfolio

SAFECO Resource Series Trust - Money Market Portfolio

SAFECO Resource Series Trust - Small-Cap Value Portfolio

Scudder Investment VIT Funds - EAFE(R)Equity Index Fund (Class B Shares)

Scudder Investment VIT Funds - Small Cap Index Fund (Class B Shares)

Scudder Investment VIT Funds - Equity 500 Index Fund (Class B Shares)

Third Avenue Value Portfolio

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc. - Global Value Equity Portfolio

The Universal Institutional Funds, Inc. - International Magnum Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Value Portfolio

The Universal Institutional Funds, Inc. - Technology Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc. - Value Portfolio

Van Kampen Life Investment Trust - Aggressive Growth Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Comstock Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Government Portfolio (Class B Shares)
  (Class II Shares)

Van Kampen Life Investment Trust - Growth and Income Portfolio (Class II Shares)

Van Kampen Life Investment Trust - Mid-Cap Growth Portfolio (Class II Shares)


2. Under "UNDERLYING INVESTMENT PORTFOLIOS IN WHICH OUR SEPARATE ACCOUNT INVESTS" replace CREDIT SUISSE TRUST - MID-CAP MARKETS PORTFOLIO with CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO.


3. Insert as a new paragraph under "UNDERLYING INVESTMENT PORTFOLIOS IN WHICH OUR SEPARATE ACCOUNT INVESTS" after "CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO":
CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO
The portfolio seeks capital growth. To pursue this goal, it invests in equity securities of small U.S. companies. Under normal market conditions, the portfolio will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000(R) Index. As of December 31, 2003, market capitalizations of Russell 2000 companies ranged from $42 million to $2.02 billion. Some companies may outgrow the definition of a small company after the portfolio has purchased their securities. These companies continue to be considered small for purposes of the portfolio's minimum 80% allocation to small-company equities. In addition, the portfolio may invest in companies of any size once the 80% policy is met. As a result, the portfolio's average market capitalization may sometimes exceed that of the largest company in the Russell 2000(R) Index. In seeking to identify growth companies--companies with attractive capital-growth potential--the portfolio's managers often look for: 1) companies still in the developmental stage 2) older companies that appear to be entering a new stage of growth 3) companies providing products or services with a high unit-volume growth rate. The portfolio may invest in start-up and other small companies that may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. The portfolio may also invest in emerging-growth companies--small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging-growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors. They include "special-situation companies" - companies experiencing unusual developments affecting their market value.

4. In Appendix A, "Condensed Financial Information," there are no Accumulation Unit Values shown for the sub-account investing in the Credit Suisse Trust - Small Cap Growth Portfolio because it was not available under your contract until the date of this supplement.

PLEASE USE THIS SUPPLEMENT WITH THE MAY 3, 2004 PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.


ALNY-PROS-S-7.04